PROPERTY AND EQUIPMENT - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 59,672	$ 41,486
Property, Plant and Equipment, Gross	$ 135,688	65,631
Less: Accumulated depreciation	(14,156)	(8,986)	(4,422)
Total		50,686	37,064
Property and equipment, net	121,532	56,645
Plant infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 34,273	$ 33,944	31,387
Plant infrastructure [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years	15 years
Plant infrastructure [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	39 years	39 years
Miners [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 36,779	$ 10,236
Estimated Useful Lives	5 years	5 years
Miner facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 14,787	$ 8,791
Estimated Useful Lives	15 years	15 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 300	$ 300	300
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 948	$ 211	206
Estimated Useful Lives	5 years	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,130	$ 66	66
Estimated Useful Lives	3 years	3 years
Coal ash impoundment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,135	$ 2,135	2,135
Estimated Useful Lives	4 years	4 years
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,869	$ 3,989	$ 7,392
Miner deposits [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 38,467	$ 5,959